Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2012
Equity [Abstract]
Stockholders' Equity Table 1
		Weighted Avg. Exercise
Options:	Shares	Price
Balance, December 31, 2011	4,100,000	$.75
Granted	5,100,000	0.70
Exercised	—	—
Expired	(1,050,000)	$.275
Balance at June 30, 2012	8,150,000	$.53

Options exercisable at June 30, 2012	1,353,205	$.35

Stockholders' Equity Table 2
	2012 Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2012	Weighted Average Remaining Contractual	Weighted Average Exercise Price	Number Exercisable at June 30, 2012	Weighted Average Exercise Price
$.275	3,350,000	4.34	$.275	1,152,784	$.275
$.45	800,000	4.8	$.45	—	$—
$.75	4,000,000	4.58	$.75	200,422	$.75